Expense Example - Deer Park Total Return Credit Fund	Jan. 27, 2026 USD ($)
Deer Park Total Return Credit Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 744
Expense Example, with Redemption, 3 Years	1,256
Expense Example, with Redemption, 5 Years	1,794
Expense Example, with Redemption, 10 Years	3,256
Deer Park Total Return Credit Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,662
Expense Example, with Redemption, 10 Years	3,558
Deer Park Total Return Credit Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	647
Expense Example, with Redemption, 5 Years	1,167
Expense Example, with Redemption, 10 Years	$ 2,593